Equity Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Equity Based Compensation
Schedule of options outstanding

As of September 30, 2013, we had the following options outstanding:

Exercise Price ($)	Outstanding Options	Vested Options	Expiration
130.00	87,800	74,467	2022
130.00	10,000	10,000	2023
144.00	6,000	3,000	2022
212.50	60,300	60,300	2021
	164,100	147,767

Schedule of assumptions used in estimating the fair value of awards granted

Other assumptions used in estimating the fair value of awards granted through September 30, 2013 included the following:

Remaining Term	8.17 to 9.51 years
Volatility*	113.4% to 181.5%	*
Risk-Free Rate	0.04% to 2.43%
Dividend Yield	—

*        The Company’s estimates of expected volatility are based on the historic volatility of the Company’s common stock as well as the historic volatility of the Company’s peers due to the limited availability of historical trading information on the Company itself.

Summary of stock option activity under the Plans

Stock Options	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value ($000)	Weighted- Average Remaining Term (Years)
Outstanding at March 31, 2013	186,160	$160.71	$—	9,02
Granted	2,000	15.00	—	2.10
Exercised	—	—	—	—
Forfeited or expired	24,060	147.87	—	—
Outstanding at September 30, 2013	164,100	$160.83	$—	8.55
Vested at September 30, 2013	147,767	$163.95	$—	8.48

Stock Options	Shares (000)	Weighted- Average Exercise Price	Aggregate Intrinsic Value ($000)	Weighted- Average Remaining Term (Years)
Outstanding at March 31, 2012	68	$212.50	$19,636	7.69
Granted	127	130.66	—	9.01
Exercised	—	—	—	—
Forfeited or expired	(9)	130.00	—	—
Outstanding at March 31, 2013	186	160.71	—	9.02
Vested at March 31, 2013	132	171.67	—	8.87

Summary of status of the non-vested stock options

Non-vested Stock Options	Shares	Weighted Average Grant Date Fair Value
Non-vested at March 31, 2013	53,883	$99.63
Granted	2,000	2.10
Vested	(25,550)	85.80
Forfeited	(14,000)	130.59
Non-vested at September 30, 2013	16,333	$82.78

Non-vested Stock Options	Shares (000)	Weighted Average Grant Date Fair Value
Non-vested at March 31, 2012	20	$123.48
Granted	127	95.24
Vested	(84)	96.24
Forfeited	(9)	123.10
Non-vested at March 31, 2013	54	99.63